CAPITAL STOCK AND STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
CAPITAL STOCK AND STOCKHOLDERS’ EQUITY

NOTE 8 – CAPITAL STOCK AND STOCKHOLDERS’ EQUITY

Preferred Stock

As of September 30, 2021, there were outstanding (i) 133.8 shares of Series A Preferred Stock, (ii) 71 shares of Series B Preferred Stock, (iii) 290.4 shares of Series C Preferred Stock, (iv) 5,000 shares of Series D Preferred Stock, (v) 5,000 shares of Series E Preferred Stock, and (vi) 8,000 shares of Series F Preferred Stock.

Pursuant to a Certificate of Designation filed with the Delaware Secretary of State on October 6, 2020, each share of Series F Preferred Stock has a stated value of $10.00 per share and is convertible into Common Stock at any time at the election of the holder. We issued all 8,000 shares of the Series F stock to Ridgeway Therapeutics, Inc. in connection with the Termination Agreement described in Note 1. In the aggregate, all of the Series F Preferred Stock issued to Ridgeway is convertible into such number of shares of Common Stock equal to eighty percent (80%) of the issued and outstanding shares of Common Stock, post-conversion, on the conversion date (taking into effect any forward or reverse stock splits or consolidations). The Series F Preferred Stock votes on an as if converted to common stock basis. Additionally, upon the Company’s outstanding Convertible Debentures (as such term is defined in the Certificate of Designation) being terminated, converted, or otherwise extinguished, the Series F Preferred Stock will automatically convert into Common Stock.

As a result of past equity financings and conversions of debentures, the conversion prices of (i) our Series A Preferred Stock has been reduced to $29,812.50 per share at September 30, 2021, (ii) our Series B Preferred Stock has been reduced to $0.75 per share at September 30, 2021, (iii) 200 shares of our Series C preferred stock has been reduced to $1,125.00 per share at September 30, 2021, (iv) 90.43418 shares of our Series C Preferred Stock has been reduced to $562.50 per share at September 30, 2021.

Common Stock

During the nine months ended September 30, 2021, we issued a total of 7,101,031 shares of common stock, valued at $4,201,812, upon the conversion of $2,568,048 principal amount of our convertible debentures. We recorded loss on conversion of debt of $47,872 and gain on conversion of debt of $1,129,632 during the three and nine months ended September 30, 2021, respectively.

During the three months ended March 31, 2021, we entered into settlement and release agreements with two of our independent directors for the settlement of past due director fees and the mutual release of all claims. Pursuant to the agreements, the directors agreed to waive an aggregate of $435,667 in outstanding director fees in exchange for the following: (i) the aggregate payment of $100,000 (of which $50,000 was paid in November 2020 and $50,000 in February 2021) and (ii) immediately prior to the announcement that the Company has received approval from the FDA to commence its first Phase 1 clinical trial after March 1, 2021 (which has yet to occur), common stock purchase options with an aggregate Black Scholes’ value of $80,000, having an exercise price equal to the closing price on the day preceding the announcement, and a term of 10 years. The difference between the amount waived of $435,667 and the cash paid of $100,000 has been credited to paid in capital during the three months ended March 31, 2021.

During the nine months ended September 30, 2020, we issued a total of 531,564 shares of common stock, valued at $1,300,653, upon the conversion of $932,935 principal amount of our convertible debentures. We recorded gain on conversion of debt of $240,356 and $398,323 during the three and nine months ended September 30, 2020, respectively.

NOTE 9 – CAPITAL STOCK AND STOCKHOLDERS’ EQUITY

Preferred Stock

As of December 31, 2020, there were outstanding 133.8 shares of Series A Preferred Stock, 71 shares of Series B Preferred Stock, 290.4 shares of Series C Preferred Stock, 5,000 shares of Series D Preferred Stock, 5,000 shares of Series E Preferred Stock and 8,000 shares of Series F Preferred Stock.

On October 6, 2020, the Company has filed a certificate of designation (“COD”) with the Secretary of State of the State of Delaware that contains the rights, preferences, and privileges of the Series F Preferred Stock. Pursuant to the COD, each share of Series F Preferred Stock has a stated value of $10.00 per share and is convertible into Common Stock at any time at the election of the holder. We issued all 8,000 shares of the Series F stock to Ridgeway Therapeutics, Inc. in connection with the Termination Agreement described in Note 1. In the aggregate, all of the Series F Preferred Stock issued to Ridgeway is convertible into such number of shares of Common Stock equal to eighty percent (80%) of the issued and outstanding shares of Common Stock, post-conversion, on the conversion date (taking into effect any forward or reverse stock splits or consolidations). The Series F Preferred Stock votes on an as if converted to common stock basis. Additionally, upon the Company’s outstanding Convertible Debentures (as such term is defined in the COD) being terminated, converted, or otherwise extinguished, the Series F Preferred Stock will automatically convert into Common Stock.

On May 2, 2020, we sold 5,000 shares of Series E 0% Convertible Preferred Stock to an accredited investor at a price per share of $1.00 for aggregate gross proceeds of $5,000. Each share of Series E Preferred Stock has stated value of $1.00. The Series E Preferred Stock is convertible, at any time after the Original Issue Date at the option of the Holder into that number of shares of Common Stock (Subject to the limitations set forth in Section 6(d) of the certificate of designation of the Series E Preferred Stock), determined by dividing the stated value by the then in effect conversion price. As of December 31, 2020, the conversion price is $22.50 per share.

With respect to a vote of stockholders to approve a reverse split of the Common Stock to occur no later than December 31, 2022 only, each share of Series E Preferred Stock held by a holder, as such, is entitled to 1,333 votes. On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), each holder of outstanding shares of Series E Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series E Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Except as provided by law or by the other provisions of the certificate of incorporation, holders of the Series E Preferred Stock shall vote together with the holders of Common Stock as a single class.

During December 2018, we designated 5,000 shares of preferred stock as Series D 0% Convertible Preferred Stock (the “Series D Preferred Stock”). Each share of Preferred Stock has a par value of $0.0001 per share and a stated value equal to $1.00 (the “Stated Value”). During January 2019, we issued the 5,000 shares of Series D Convertible Preferred Stock for proceeds of $5,000. Each share of Series D Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof, into that number of shares of Common Stock (subject to the limitations set forth in Section 6(d)) determined by dividing the Stated Value of such share of Series D Preferred Stock by the Conversion Price. As of December 31, 2020, the Conversion Price is $281.25 per share of Series D Preferred Stock.

With respect to a vote of stockholders to approve a reverse split of the Common Stock to occur no later than December 31, 2019, only, each share of Series D Preferred Stock held by a Holder, as such, was entitled to 400 votes. On any matter presented to the stockholders of the Corporation for their action or consideration at any meeting of stockholders of the Corporation (or by written consent of stockholders in lieu of meeting), each holder of outstanding shares of Series D Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Except as provided by law or by the other provisions of the certificate of incorporation, holders of the Series D Preferred Stock shall vote together with the holders of Common Stock as a single class.

In December 2015, we issued 1,853 shares of our Series A 0% Convertible Preferred Stock (the “Series A Preferred Stock”), with a stated value of $1,000 per share and the common shares are issuable pursuant to conversion of the Series A Preferred Stock at a conversion price of $29,812.50 per share as of December 31, 2020, subject to a 9.99% beneficial ownership limitation and subject to adjustment pursuant to stock splits and dividends. The Series A Preferred Stock was subject to adjustment pursuant to anti-dilution protection for subsequent equity sales for a period of 18 months from the effective date of the registration statement registering the shares underlying the Series A Preferred Stock, or until July 29, 2017.

In December 2016, we issued 1,000 shares of our Series B 0% Convertible Preferred Stock (the “Series B Preferred Stock”), with a stated value of $1,000 per share and the common shares are issuable pursuant to conversion of the Series B Preferred Stock at a conversion price of $0.75 per share as of December 31, 2020, subject to beneficial ownership limitations and subject to adjustment pursuant to stock splits and dividends, and subject to adjustment pursuant to anti-dilution protection for subsequent equity sales and other conversion price adjustments.

In March and April 2017, we issued 290.43148 shares of Series C 0% Convertible Preferred Stock (the “Series C Preferred Stock”). The Series C Preferred Stock has a stated value of $1,000 and common shares are issuable pursuant to conversion of the Series C Preferred Stock at a conversion price of $1,125.00 per share for 200 shares of series C preferred stock and a conversion price of $562.50 per shares for 90.43418 shares of our Series C preferred stock as of December 31, 2020, subject to certain beneficial ownership limitations and subject to adjustment pursuant to stock splits and dividends, and pursuant to anti-dilution protection for subsequent equity sales for a period of twelve (12) months from the issuance of the Series C Preferred Stock.

As a result of past equity financings and conversions of debentures, the conversion prices of (i) our Series A Preferred Stock has been reduced to $29,812.50 per share at December 31, 2020, (ii) our Series B Preferred Stock has been reduced to $0.75 per share at December 31, 2020, (iii) 200 shares of our Series C preferred stock has been reduced to $1,125.00 per share at December 31, 2020, (iv) 90.43418 shares of our Series C Preferred Stock has been reduced to $562.50 per share at December 31, 2020.

As a result of the reductions of the conversion prices of our preferred stock, we have recorded a deemed dividend of approximately $64,000 and $54,000 during the years ended December 31, 2020 and 2019, respectively.

Common Stock

Increase in Authorized Shares

Pursuant to a joint written consent of the board of directors and a majority of the voting power of the Company’s stockholders, the Company’s shareholders approved amending and restated the Company’s Certificate of Incorporation to (i) increase the Company’s authorized Common Stock from 150,000,000 shares to 1,000,000,000 shares and to (ii) increase or decrease (but not below the number of shares of such class outstanding) the number of authorized shares of the class of Common Stock or Preferred Stock by the affirmative vote of the holders of a majority in voting power of the outstanding shares of capital stock of the Company irrespective of the provisions of Section 242(b)(2) of the Delaware General Corporation Law.

The Company filed the Amended and Restated Certificate of Incorporation with Delaware’s Secretary of State reflecting the foregoing changes with an effective date and time of November 27, 2020.

Reverse Stock Splits

On September 1, 2021, the Board of Directors approved a one-for-seventy-five (1-for-75) reverse stock split of the Company’s Common Stock (“Reverse Stock Split”). The Reverse Stock Split became effective with the Secretary of State of Delaware as of 4:59 p.m. Eastern Time on October 5, 2021, and the Company began trading on a post Reverse Stock Split basis at the market open on October 12, 2021. As a result of the Reverse Stock Split, each of the holders of the Company’s Common Stock received one (1) new share of Common Stock for every seventy-five (75) shares such shareholder held immediately prior. No fractional shares were issued as a result of the Reverse Stock Split. Any fractional shares that would have otherwise resulted from the Reverse Stock Split will be rounded up to the next whole number of shares. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio.

On June 10, 2020, the Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock (“Reverse Stock Split”). Pursuant to the Reverse Stock Split, the Company filed an amended and restated certificate of incorporation with the Secretary of State of Delaware to effect the Reverse Stock Split effective as of 5:00 p.m. Eastern Time on June 26, 2020 (“Effective Time”). Accordingly, at the Effective Time, each of the Company’s common stock shareholders received one new share of common stock for every thirty shares such shareholder held immediately prior to the Effective Time. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio.

On September 17, 2019, the Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock. In furtherance of the Reverse Stock Split, the Company has filed an amended and restated certificate of incorporation with the Secretary of State of Delaware to effect the Reverse Stock Split effective as of 5:00 p.m. Eastern Time on September 30, 2019 (“Effective Time”). Accordingly, at the Effective Time, each of the Company’s common stock shareholders received one new share of common stock for every twenty-five shares such shareholder held immediately prior to the Effective Time. The Reverse Stock Split will also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise/conversion price being increased proportionately to the Reverse Stock Split ratio.

All share and per share data has been retroactively adjusted in the accompanying consolidated financial statements and footnotes for all periods presented to reflect the effects of the October 5, 2021, June 26, 2020 and September 30, 2019 amendments.

Common Stock Activity

In October 2020, we issued 866,667 shares of common stock with a fair value of $266,500 in connection with the Ridgeway Termination Agreement (see Note 1).

During the year ended December 31, 2020, we issued a total of 1,600,021 shares of common stock, valued at $2,243,628, upon the conversion of $1,310,068 principal amount of our convertible debentures. We recorded gain on conversion of debt of $334,206 during the year ended December 31, 2020.

During the year ended December 31, 2019, we issued a total of 6,785 shares of common stock, valued at $471,583, upon the conversion of $331,415 principal amount of our convertible debentures. We recorded gain on conversion of debt of $125,089 during the year ended December 31, 2019.